Schedule of Potential Shares of Common Stock Excluded from the Calculation of Diluted Net Income Per Share (Parenthetical) (Details) - 0.25% Convertible Senior Note Due 2022	12 Months Ended
Jun. 30, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Debt instrument, interest rate	0.25%
Debt instrument maturity date	Sep. 01, 2022